CONSOLIDATED STATEMENTS OF CASH FLOW - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Operating activities:
Net income	$ 1,099	$ 2,348
Adjustments to reconcile net income to net cash provided by operations:
Depreciation And Amortization	973	1,139
Net change in operating assets and liabilities	703	(217)
Deferred Income Taxes Net And Uncertain Tax Positions	(97)	(223)
Purchase of research and development in process	24	0
Impairment of long lived assets	334	208
Stock-based compensation	86	61
Other items	157	23
Net (gain) loss from sale of long lived assets and investments	(88)	30
Other than temporary loss on investment in securities	736	6
Net cash provided by operating activities	3,927	3,375
Investing activities:
Acquisitions of subsidiaries, net of cash acquired	(3,304)	(363)
Purchase of property, plant and equipment	(524)	(629)
Purchase of investments and other assets	(1,926)	(242)
Proceeds From Sales of Long Lived Assets And Investments	508	157
Other investing activities	(26)	(26)
Net cash used in investing activities	(5,272)	(1,103)
Financing activities:
Purchase of treasury shares	(439)	0
Net change in short-term debt	1,548	(372)
Dividends paid	(865)	(884)
Proceeds from exercise of options by employees	339	290
Proceeds From Long Term Loans And Other Long Term Liabilities	2,148	0
Repayment of long-term loans And Other Long Term Liabilities	(2,477)	(797)
Other financing activities	(164)	(19)
Net cash provided by (used in) financing activities	90	(1,782)
Translation adjustment on cash and cash equivalents	(43)	(55)
Net change in cash and cash equivalents	(1,298)	435
Balance of cash and cash equivalents at beginning of period	2,226	1,038
Balance of cash and cash equivalents at end of period	$ 928	$ 1,473